Recently Issued Accounting Standards	9 Months Ended
Sep. 30, 2024
Disclosure of changes in accounting estimates [abstract]
Recently Issued Accounting Standards	RECENTLY ISSUED ACCOUNTING STANDARDS
A number of new standards are effective for annual periods beginning after January 1, 2024 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these condensed consolidated interim financial statements.

The following amended standards and interpretations are not expected to have a significant impact on PEMEX’s condensed consolidated interim financial statements:

i.Applicable as of January 1, 2024

•Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1)
•Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
•Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
•Lack of Exchangeability (Amendments to IAS 21)

ii.Applicable as of January 1, 2027

•Presentation and Disclosure in Financial Statements (IFRS 18)

PEMEX is in the process of assessing the impact of IFRS 18 to meet the new presentation and disclosure requirements.

On March 6, 2024, the SEC adopted final rules mandating registrants to disclose specific climate-related information. On April 5, 2024, the SEC voluntarily stayed such final rules pending judicial review. PEMEX is currently evaluating the potential impact of these regulations on its reporting practices.